VESSELS AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2018
Property and equipment:
Components of vessels and equipment, net
Useful lives applied in depreciation are as follows:

Vessels (excluding converted FSRUs and FLNG)	40 years
Vessels - converted FSRUs	20 years from conversion date
Vessels - FLNG	30 years from conversion date
Drydocking expenditure	5 years
Deferred drydocking expenditure - FLNG	20 years
Mooring equipment - FLNG	8 years
Office equipment and fittings	3 to 6 years

Vessels and equipment
Property and equipment:
Components of vessels and equipment, net

(in thousands of $)	2018	2017
Cost
As of January 1	2,431,136	2,438,720
Additions	11,304	1,349
Transfer from asset under development (1)	1,296,431	—
Transfer to asset under development	(90,828)	—
Write-offs	(9,995)	(8,933)
As of December 31	3,638,048	2,431,136

Depreciation, amortization and impairment
As of January 1	(354,077)	(284,889)
Charge for the year (2)	(93,415)	(76,522)
Transfer to asset under development	70,828	—
Write-offs	9,995	7,334
As of December 31	(366,669)	(354,077)
		—
Net book value as at December 31	3,271,379	2,077,059

(1) On completion of the Hilli FLNG conversion and commissioning, we reclassified the total balance from "Asset under development" in our consolidated balance sheet as of December 31, 2018. Capitalized interest costs of $148.1 million are included in the cost amounts above as of December 31, 2018.
(2) Depreciation and amortization charge for the year ended December 31, 2018 excludes $0.3 million of amortization charged to non-current assets in relation to the Cameroon License fee.